Consolidated Statements of Financial Position - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash and deposits in banks	$ 1,982,942	$ 2,881,558
Cash items in process of collection	843,816	390,271
Financial assets for trading at fair value through profit and loss	11,827,006	9,567,818
Financial derivative contracts	11,672,960	9,494,471
Debt financial instruments	154,046	73,347
Financial assets at fair value through other comprehensive income	6,023,039	5,900,754
Debt financial instrument	5,880,733	5,801,379
Other financial instruments	142,306	99,375
Financial derivative contracts for hedge accounting	477,762	629,136
Financial assets at amortised cost	42,443,725	40,169,358
Debt financial instruments	4,867,591	4,691,730
Interbank loans	32,990	428
Loans and account receivable from customers	37,543,144	35,477,200
Investments in associates and other companies	46,586	37,694
Intangible assets	107,789	95,411
Property, plant, and equipment	238,095	236,939
Right of use assets	133,795	137,879
Current taxes	36,514	121,534
Deferred taxes	641,254	710,896
Other assets	3,579,345	2,932,814
Non current assets and disposal groups for sale	40,358	29,888
TOTAL ASSETS	68,422,026	63,841,950
LIABILITIES
Cash items in process of being cleared	746,872	379,934
Financial liabilities for trading at fair value through profit and loss	11,319,320	9,507,031
Financial derivative contracts	11,319,320	9,507,031
Financial derivative contracts for accounting hedges	2,788,794	1,364,210
Financial liabilities at amortised cost	43,704,024	44,063,540
Deposits and other demand liabilities	14,086,226	17,900,938
Time deposits and other time liabilities	12,978,790	10,131,055
Obligations under repurchase agreements	315,355	86,634
Interbank borrowings	8,864,765	8,826,583
Issued debt instruments	7,165,893	6,935,423
Other financial liabilities	292,995	182,907
Lease liabilities	137,089	139,795
Regulatory capital financial instruments	1,733,869	1,461,637
Provisions	461,022	463,949
Current taxes	148,680
Deferred taxes	376,727	427,655
Other liabilities	2,041,682	1,606,626
TOTAL LIABILITIES	63,458,079	59,414,377
EQUITY
Attributable to the shareholders of the Bank:	4,854,383	4,333,213
Capital	891,303	891,303
Reserves	2,860,541	2,550,559
Valuation adjustments	(167,147)	(353,850)
Others equity instruments issued other than capital	590,247	598,136
Retained earnings	679,439	647,065
Retained earnings from prior years	124,846	57,338
Income for the year	792,276	842,467
Minus: Provision for mandatory dividends	(237,683)	(252,740)
Non-controlling interest	109,564	94,360
TOTAL EQUITY	4,963,947	4,427,573
TOTAL LIABILITIES AND EQUITY	$ 68,422,026	$ 63,841,950